RELATED PARTIES (Details Narrative) - USD ($)			12 Months Ended
	Jun. 01, 2023	Mar. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2025	Jan. 13, 2025	Mar. 31, 2024
Compensation				$ 92,000	$ 3,171,000
Compensation issued shares
Shares price per share						$ 1.72
Accrued compensation			$ 106,250,000				$ 30,000,000	$ 200,000,000
Accrued compensation			$ 66,438,000
Independent Director One [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director One [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director One [Member] | Cash [Member]
Compensation					50,000
Independent Director Two [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Two [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Two [Member] | Cash [Member]
Compensation					50,000
Independent Director Three [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Three [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Three [Member] | Cash [Member]
Compensation					50,000
Independent Director Four [Member]
Compensation					100,000
Compensation issued shares	167
Shares price per share	$ 300
Independent Director Four [Member] | Stock Equivalent [Member]
Compensation					50,000
Independent Director Four [Member] | Cash [Member]
Compensation					$ 50,000
Four Independent Directors [Member] | Cash [Member] | Arrears on Semi-annual Basis [Member]
Compensation		$ 25,000